Income Taxes - Schedule of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Deferred tax assets valuation allowance
Beginning balance	$ 133,029	$ 103,416	$ 61,663
Valuation allowance charged to income tax provision	56,566	45,874	52,224
Adoption of new accounting principle	5,610
Valuation allowance credited as a result of TCJA	(59,520)
Valuation allowance credited to income tax provision	(16,532)	(16,261)	(10,471)
Ending balance	$ 119,153	$ 133,029	$ 103,416